Shareholder Report, Holdings (Details)	Apr. 30, 2026
Hedgeye Capital Allocation ETF [Member] | First American Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.88%
Hedgeye Capital Allocation ETF [Member] | Vanguard High Dividend Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Hedgeye Capital Allocation ETF [Member] | Vanguard Short-Term Inflation-Protected Securities Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%
Hedgeye Capital Allocation ETF [Member] | Global X US Infrastructure Dev. ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%
Hedgeye Capital Allocation ETF [Member] | United States Brent Oil Fund LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
Hedgeye Capital Allocation ETF [Member] | AAA CLO ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%
Hedgeye Capital Allocation ETF [Member] | Harbor Commodity All Weather Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Hedgeye Capital Allocation ETF [Member] | VanEck Oil Services ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Hedgeye Capital Allocation ETF [Member] | Energy Select Sector SPDR Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%
Hedgeye Capital Allocation ETF [Member] | iShares U.S. Healthcare Providers ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%
Hedgeye Capital Allocation ETF [Member] | Sector Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
Hedgeye Capital Allocation ETF [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.88%
Hedgeye Capital Allocation ETF [Member] | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.77%
Hedgeye Capital Allocation ETF [Member] | Commodities Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.56%
Hedgeye Capital Allocation ETF [Member] | Developed Economies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.11%
Hedgeye Capital Allocation ETF [Member] | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Hedgeye Quality Growth ETF [Member] | First American Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.47%
Hedgeye Quality Growth ETF [Member] | Nvidia Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Hedgeye Quality Growth ETF [Member] | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.35%
Hedgeye Quality Growth ETF [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
Hedgeye Quality Growth ETF [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.69%
Hedgeye Quality Growth ETF [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
Hedgeye Quality Growth ETF [Member] | Analog Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
Hedgeye Quality Growth ETF [Member] | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%
Hedgeye Quality Growth ETF [Member] | GE Vernova LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%
Hedgeye Quality Growth ETF [Member] | Goldman Sachs Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%
Hedgeye Quality Growth ETF [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.47%
Hedgeye Quality Growth ETF [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.67%
Hedgeye Quality Growth ETF [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.55%
Hedgeye Quality Growth ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.22%
Hedgeye Quality Growth ETF [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.47%
Hedgeye Quality Growth ETF [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%
Hedgeye Quality Growth ETF [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
Hedgeye Quality Growth ETF [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
Hedgeye Quality Growth ETF [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%
Hedgeye Quality Growth ETF [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
Hedgeye Quality Growth ETF [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.72%
Hedgeye 130/30 Equity ETF [Member] | First American Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%
Hedgeye 130/30 Equity ETF [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%
Hedgeye 130/30 Equity ETF [Member] | Casey's General Stores, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Hedgeye 130/30 Equity ETF [Member] | Five Below, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%
Hedgeye 130/30 Equity ETF [Member] | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
Hedgeye 130/30 Equity ETF [Member] | Air Products and Chemicals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
Hedgeye 130/30 Equity ETF [Member] | Clean Harbors, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%
Hedgeye 130/30 Equity ETF [Member] | Roku, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%
Hedgeye 130/30 Equity ETF [Member] | Darling Ingredients, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Hedgeye 130/30 Equity ETF [Member] | Marriott International Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Hedgeye 130/30 Equity ETF [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.68%
Hedgeye 130/30 Equity ETF [Member] | Money Market [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Hedgeye 130/30 Equity ETF [Member] | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.15%
Hedgeye 130/30 Equity ETF [Member] | Exchange Traded Funds Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.96%)
Hedgeye 130/30 Equity ETF [Member] | Common Stocks Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.01%)
Hedgeye Fourth Turning ETF [Member] | First American Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%
Hedgeye Fourth Turning ETF [Member] | VanEck Oil Services ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%
Hedgeye Fourth Turning ETF [Member] | Energy Select Sector SPDR Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.47%
Hedgeye Fourth Turning ETF [Member] | State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.98%
Hedgeye Fourth Turning ETF [Member] | Vanguard Total Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.98%
Hedgeye Fourth Turning ETF [Member] | iShares Future AI & Tech ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
Hedgeye Fourth Turning ETF [Member] | SPDR Gold Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%
Hedgeye Fourth Turning ETF [Member] | State Street SPDR S&P Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
Hedgeye Fourth Turning ETF [Member] | Vanguard FTSE Pacific ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
Hedgeye Fourth Turning ETF [Member] | Robo Global Robotics & Automation Index ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Hedgeye Fourth Turning ETF [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.01%
Hedgeye Fourth Turning ETF [Member] | Money Market [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%
Hedgeye Fourth Turning ETF [Member] | Exchange Traded Funds Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.90%)
Hedgeye Fourth Turning ETF [Member] | Common Stocks Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.77%)
Hedgeye Fourth Turning ETF [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.46%
Hedgeye Fourth Turning ETF [Member] | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.09%